CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash Flows from Operating Activities
Net income (loss)		$ 752	$ (211)	$ (2,808)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Depreciation, depletion, and amortization		4,254	4,279	4,301
Deferred income taxes		139	(2,169)	(1,238)
Dry hole expense and impairments of unproved properties		246	2,221	613
Impairments		800	408	227
(Gains) losses on divestitures, net	[1],[2]	(20)	(674)	757
(Gains) losses on early extinguishment of debt		(2)	2	155
Total (gains) losses on derivatives, net		138	131	292
Operating portion of net cash received (paid) in settlement of derivative instruments		(545)	25	267
Other		294	303	342
Changes in assets and liabilities
(Increase) decrease in accounts receivable		(211)	(147)	677
Increase (decrease) in accounts payable and other current liabilities		348	(32)	(443)
Other items, net		(264)	(127)	(142)
Net cash provided by (used in) operating activities		5,929	4,009	3,000
Cash Flows from Investing Activities
Additions to properties and equipment		(6,183)	(5,031)	(3,505)
Acquisition of businesses		0	25	(1,740)
Divestitures of properties and equipment and other assets		417	4,008	2,356
Other, net		(216)	(32)	147
Net cash provided by (used in) investing activities		(5,982)	(1,030)	(2,742)
Cash Flows from Financing Activities
Borrowings, net of issuance costs		2,343	369	6,042
Repayments of debt		(1,689)	(58)	(6,832)
Financing portion of net cash received (paid) for derivative instruments		12	(165)	(333)
Increase (decrease) in outstanding checks		(39)	(43)	(103)
Dividends paid		(528)	(111)	(105)
Repurchases of common stock		(2,732)	(1,092)	(38)
Issuances of common stock		7	0	2,188
Distributions to noncontrolling interest owners		(495)	(445)	(362)
Proceeds from conveyance of future hard-minerals royalty revenues, net of transaction costs		0	0	413
Payments of future hard-minerals royalty revenues conveyed		(50)	(50)	(25)
Other financing activities		(6)	(18)	0
Net cash provided by (used in) financing activities		(3,177)	(1,613)	2,008
Effect of exchange rate changes on cash, cash equivalents, restricted cash, and restricted cash equivalents		(15)	0	17
Net Increase (Decrease) in Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents		(3,245)	1,366	2,283
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents at Beginning of Period		4,674	3,308	1,025
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents at End of Period		1,429	4,674	3,308
Subsidiary Equity Transactions [Member]
Cash Flows from Financing Activities
Sales of subsidiary units		$ 0	$ 0	$ 1,163

[1]	Includes gain of $126 million related to the 2017 property exchange discussed below.
[2]	Includes goodwill allocated to divestitures of $209 million in 2017 and $397 million in 2016.